Long-term Debt - Long-Term Debt (Parenthetical) (Detail)	Mar. 31, 2021	Feb. 03, 2021	Dec. 31, 2020	Aug. 19, 2020	Feb. 06, 2020	Dec. 31, 2019	Jan. 28, 2016	Jan. 10, 2014	Oct. 30, 2012
Debt Instrument [Line Items]
Interest rate on senior notes		5.75%			4.00%
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Debt Instrument [Line Items]
Interest rate on senior notes						5.75%
4 7/8% Senior Notes [Member]
Debt Instrument [Line Items]
Interest rate on senior notes	4.78%		4.875%
4 7/8% Senior Notes [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Debt Instrument [Line Items]
Interest rate on senior notes			4.375%
3 3/4% Senior Notes [Member]
Debt Instrument [Line Items]
Interest rate on senior notes	3.34%		3.75%		3.75%
3 3/4% Senior Notes [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Debt Instrument [Line Items]
Interest rate on senior notes			3.75%
4% Senior Notes [Member]
Debt Instrument [Line Items]
Interest rate on senior notes	4.00%		4.00%	4.00%	4.00%
4% Senior Notes [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Debt Instrument [Line Items]
Interest rate on senior notes			4.00%
5% Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Interest rate on senior notes						5.00%			5.00%
5% Senior Subordinated Notes [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Debt Instrument [Line Items]
Interest rate on senior notes						5.00%
5 3/8% Senior Notes [Member]
Debt Instrument [Line Items]
Interest rate on senior notes						5.375%		5.375%
5 3/8% Senior Notes [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Debt Instrument [Line Items]
Interest rate on senior notes						5.375%
5 3/4% Senior Notes [Member]
Debt Instrument [Line Items]
Interest rate on senior notes			5.75%			5.75%	5.75%
5 3/4% Senior Notes [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Debt Instrument [Line Items]
Interest rate on senior notes			5.75%
3 5/8% Senior Notes [Member]
Debt Instrument [Line Items]
Interest rate on senior notes	3.58%